T. ROWE PRICE Institutional Emerging Markets Bond Fund
March 31, 2024 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 1.2%
Government Bonds 1.2%
Republic of Albania, 3.50%,
11/23/31 (EUR) (1) 1,925,000 1,871
Republic of Albania, 3.50%,
11/23/31 (EUR)  2,305,000 2,241
Republic of Albania, 5.90%, 6/9/28
(EUR)  145,000 161
Total Albania (Cost
$4,315
)
4,273
ANGOLA 3.3%
Government Bonds 3.3%
Republic of Angola, 8.00%,
11/26/29 (USD)  4,535,000 4,235
Republic of Angola, 8.25%, 5/9/28
(USD)  4,415,000 4,263
Republic of Angola, 8.75%, 4/14/32
(USD) (1) 530,000 488
Republic of Angola, 8.75%, 4/14/32
(USD)  770,000 710
Republic of Angola, 9.125%,
11/26/49 (USD)  1,700,000 1,443
Republic of Angola, 9.375%, 5/8/48
(USD)  510,000 441
Total Angola (Cost
$11,056
)
11,580
ARGENTINA 1.5%
Government Bonds 1.5%
Republic of Argentina, STEP, 0.75%,
7/9/30 (USD)  2,860,000 1,505
Republic of Argentina, STEP,
3.625%, 7/9/35 (USD)  5,000,026 2,086
Republic of Argentina, STEP, 4.25%,
1/9/38 (USD)  3,305,959 1,540
Total Argentina (Cost
$4,989
)
5,131
BAHAMAS 0.7%
Government Bonds 0.7%
Commonwealth of Bahamas, 6.00%,
11/21/28 (USD) (1) 2,710,000 2,458
Total Bahamas (Cost
$2,788
)
2,458
BAHRAIN 1.6%
Government Bonds 1.6%
Kingdom of Bahrain, 5.625%,
5/18/34 (USD) (1) 235,000 212
Kingdom of Bahrain, 6.75%,
9/20/29 (USD)  1,710,000 1,730
Kingdom of Bahrain, 7.00%,
10/12/28 (USD)  2,505,000 2,583
Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Bahrain, 7.50%,
9/20/47 (USD)  1,225,000 1,177
Total Bahrain (Cost
$5,729
)
5,702
BARBADOS 0.3%
Government Bonds 0.3%
Government of Barbados, 6.50%,
10/1/29 (USD) (1) 1,152,000 1,096
Total Barbados (Cost
$1,116
)
1,096
BERMUDA 0.5%
Government Bonds 0.5%
Government of Bermuda, 5.00%,
7/15/32 (USD)  1,800,000 1,736
Total Bermuda (Cost
$1,787
)
1,736
BRAZIL 3.7%
Corporate Bonds 2.0%
Banco do Brasil, 6.00%, 3/18/31
(USD) (1) 590,000 594
Braskem Netherlands Finance,
7.25%, 2/13/33 (USD) (1) 885,000 852
Braskem Netherlands Finance,
8.50%, 1/12/31 (USD) (1) 420,000 436
Cosan Luxembourg, 7.25%, 6/27/31
(USD) (1) 720,000 736
Cosan Overseas, 8.25% (USD) (2) 430,000 440
Globo Comunicacao e
Participacoes, 4.875%, 1/22/30
(USD)  2,450,000 2,145
Globo Comunicacao e
Participacoes, 5.50%, 1/14/32
(USD) (1) 500,000 434
Globo Comunicacao e
Participacoes, 5.50%, 1/14/32
(USD)  475,000 413
Sitios Latinoamerica, 5.375%,
4/4/32 (USD) (1) 1,200,000 1,122
7,172
Government Bonds 1.7%
Brazil Notas do Tesouro Nacional,
Series NTNF, 10.00%, 1/1/29  2,850,000 556
Brazil Notas do Tesouro Nacional,
Series NTNF, 10.00%, 1/1/31  14,793,000 2,839
Republic of Brazil, 5.00%, 1/27/45
(USD)  823,000 659
Republic of Brazil, 6.125%, 3/15/34
(USD)  1,090,000 1,080
Republic of Brazil, 6.25%, 3/18/31
(USD)  475,000 485
Republic of Brazil, 7.125%, 5/13/54
(USD)  340,000 343
5,962
Total Brazil (Cost
$13,131
)
13,134

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BULGARIA 0.5%
Government Bonds 0.5%
Republic of Bulgaria, 4.50%,
1/27/33 (EUR) (1) 1,365,000 1,569
Republic of Bulgaria, 4.875%,
5/13/36 (EUR)  150,000 176
Total Bulgaria (Cost
$1,594
)
1,745
CHILE 3.3%
Corporate Bonds 3.0%
AES Andes, VR, 6.35%, 10/7/79
(USD) (1)(3) 419,000 409
AES Andes, VR, 7.125%, 3/26/79
(USD) (1)(3) 1,700,000 1,684
Agrosuper, 4.60%, 1/20/32
(USD) (1) 1,400,000 1,210
Banco Santander Chile, 3.177%,
10/26/31 (USD) (1) 1,500,000 1,310
Celulosa Arauco y Constitucion,
4.20%, 1/29/30 (USD) (1) 1,200,000 1,099
Celulosa Arauco y Constitucion,
5.15%, 1/29/50 (USD)  1,000,000 817
Corp. Nacional del Cobre de Chile,
5.125%, 2/2/33 (USD) (1) 500,000 477
Corp. Nacional del Cobre de Chile,
6.44%, 1/26/36 (USD) (1) 1,140,000 1,178
Empresa de los Ferrocarriles del
Estado, 3.068%, 8/18/50 (USD)  1,520,000 922
Empresa de Transporte de
Pasajeros Metro, 3.693%, 9/13/61
(USD) (1) 800,000 538
Empresa de Transporte de
Pasajeros Metro, 4.70%, 5/7/50
(USD) (1) 945,000 786
10,430
Government Bonds 0.3%
Republic of Chile, 3.25%, 9/21/71
(USD)  1,200,000 760
Republic of Chile, 3.50%, 1/31/34
(USD)  310,000 272
1,032
Total Chile (Cost
$12,965
)
11,462
CHINA 1.4%
Government Bonds 1.4%
People's Republic of China, Series
INBK, 2.62%, 6/25/30  11,400,000 1,601
People's Republic of China, Series
INBK, 3.27%, 11/19/30  7,600,000 1,114
People's Republic of China, Series
1916, 3.12%, 12/5/26  16,100,000 2,290
Total China (Cost
$5,278
)
5,005
Par/Shares $ Value
(Cost and value in $000s)
COLOMBIA 3.7%
Corporate Bonds 1.1%
Banco de Bogota, 6.25%, 5/12/26
(USD)  1,000,000 1,001
Bancolombia, VR, 4.625%,
12/18/29 (USD) (3) 920,000 897
Ecopetrol, 4.625%, 11/2/31 (USD)  405,000 337
Ecopetrol, 6.875%, 4/29/30 (USD)  200,000 195
Ecopetrol, 8.375%, 1/19/36 (USD)  880,000 889
Ecopetrol, 8.875%, 1/13/33 (USD)  390,000 413
3,732
Government Bonds 2.5%
Republic of Colombia, 3.00%,
1/30/30 (USD)  557,000 463
Republic of Colombia, 3.125%,
4/15/31 (USD)  2,100,000 1,683
Republic of Colombia, 4.125%,
5/15/51 (USD)  880,000 548
Republic of Colombia, 4.50%,
3/15/29 (USD)  200,000 185
Republic of Colombia, 5.00%,
6/15/45 (USD)  3,950,000 2,876
Republic of Colombia, 6.125%,
1/18/41 (USD)  1,320,000 1,141
Republic of Colombia, 8.00%,
11/14/35 (USD)  470,000 495
Republic of Colombia, 8.75%,
11/14/53 (USD)  440,000 479
Republic of Colombia, Series B,
7.00%, 3/26/31  4,334,700,000 966
8,836
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC,
Acquisition date: 6/1/22 - 12/22/23,
Cost $0 (USD) (4)(5) † 31
Bona Fide Investments Holding LLC,
Acquisition date: 6/7/23, Cost $331
(USD) (4)(5) † 443
474
Total Colombia (Cost
$13,481
)
13,042
COSTA RICA 0.9%
Government Bonds 0.9%
Republic of Costa Rica, 7.30%,
11/13/54 (USD) (1) 2,990,000 3,181
Total Costa Rica (Cost
$2,934
)
3,181
DOMINICAN REPUBLIC 3.0%
Government Bonds 3.0%
Dominican Republic, 4.50%,
1/30/30 (USD) (1) 2,245,000 2,051
Dominican Republic, 4.875%,
9/23/32 (USD) (1) 1,780,000 1,599

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Dominican Republic, 4.875%,
9/23/32 (USD)  5,175,000 4,649
Dominican Republic, 5.875%,
1/30/60 (USD)  1,016,000 866
Dominican Republic, 6.85%,
1/27/45 (USD)  1,410,000 1,401
Total Dominican Republic (Cost
$10,293
)
10,566
ECUADOR 1.2%
Government Bonds 1.2%
Republic of Ecuador, STEP, 6.00%,
7/31/30 (USD) (1) 6,328,550 4,307
Total Ecuador (Cost
$4,019
)
4,307
EGYPT 2.8%
Government Bonds 2.8%
Arab Republic of Egypt, 5.80%,
9/30/27 (USD)  880,000 796
Arab Republic of Egypt, 5.875%,
2/16/31 (USD)  575,000 461
Arab Republic of Egypt, 6.588%,
2/21/28 (USD)  1,435,000 1,314
Arab Republic of Egypt, 7.50%,
1/31/27 (USD)  1,102,000 1,064
Arab Republic of Egypt, 7.50%,
2/16/61 (USD)  850,000 613
Arab Republic of Egypt, 7.625%,
5/29/32 (USD)  1,098,000 938
Arab Republic of Egypt, 7.903%,
2/21/48 (USD) (1) 800,000 609
Arab Republic of Egypt, 8.50%,
1/31/47 (USD) (1) 3,050,000 2,427
Arab Republic of Egypt, 8.50%,
1/31/47 (USD)  1,920,000 1,528
Total Egypt (Cost
$10,403
)
9,750
EL SALVADOR 0.7%
Government Bonds 0.7%
Republic of El Salvador, 5.875%,
1/30/25 (USD)  2,410,000 2,317
Republic of El Salvador, 7.65%,
6/15/35 (USD)  90,000 69
Total El Salvador (Cost
$2,246
)
2,386
GHANA 0.6%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26
(USD)  700,000 689
689
Government Bonds 0.4%
Republic of Ghana, 6.375%,
2/11/27 (USD) (6) 1,325,000 683
Par/Shares $ Value
(Cost and value in $000s)
Republic of Ghana, 8.125%,
1/18/26 (USD) (6) 200,000 106
Republic of Ghana, 10.75%,
10/14/30 (USD)  830,000 568
1,357
Total Ghana (Cost
$1,965
)
2,046
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%,
5/12/30 (USD)  124,292 116
Total Grenada (Cost
$116
)
116
GUATEMALA 1.6%
Government Bonds 1.6%
Republic of Guatemala, 4.875%,
2/13/28 (USD)  1,050,000 1,015
Republic of Guatemala, 4.90%,
6/1/30 (USD) (1) 1,000,000 957
Republic of Guatemala, 5.25%,
8/10/29 (USD) (1) 230,000 223
Republic of Guatemala, 5.375%,
4/24/32 (USD)  1,900,000 1,829
Republic of Guatemala, 6.60%,
6/13/36 (USD) (1) 1,004,000 1,029
Republic of Guatemala, 7.05%,
10/4/32 (USD) (1) 650,000 691
Total Guatemala (Cost
$5,913
)
5,744
INDIA 3.0%
Corporate Bonds 0.8%
ABJA Investment, 5.45%, 1/24/28
(USD)  1,170,000 1,170
Greenko Power II, 4.30%, 12/13/28
(USD)  1,035,000 951
State Bank of India, 5.00%, 1/17/29
(USD)  880,000 873
2,994
Government Bonds 2.2%
Export-Import Bank of India, 2.25%,
1/13/31 (USD) (1) 255,000 211
Export-Import Bank of India, 2.25%,
1/13/31 (USD)  2,475,000 2,047
Export-Import Bank of India, 3.25%,
1/15/30 (USD)  5,055,000 4,541
Republic of India, 7.18%, 8/14/33  70,600,000 854
7,653
Total India (Cost
$11,328
)
10,647
INDONESIA 6.0%
Corporate Bonds 1.3%
Minejesa Capital, 5.625%, 8/10/37
(USD)  2,200,000 2,003

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Pertamina Persero, 5.625%, 5/20/43
(USD)  920,000 906
Perusahaan Listrik Negara, 4.125%,
5/15/27 (USD)  1,000,000 964
Perusahaan Listrik Negara, 4.375%,
2/5/50 (USD) (1) 400,000 319
Perusahaan Listrik Negara, 6.15%,
5/21/48 (USD)  300,000 304
4,496
Government Bonds 4.7%
Perusahaan Penerbit, 2.80%,
6/23/30 (USD)  3,700,000 3,275
Perusahaan Penerbit, 4.15%,
3/29/27 (USD)  720,000 704
Perusahaan Penerbit, 4.40%, 3/1/28
(USD)  200,000 197
Perusahaan Penerbit, 4.45%,
2/20/29 (USD)  897,000 879
Perusahaan Penerbit, 4.55%,
3/29/26 (USD)  1,350,000 1,343
Republic of Indonesia, 4.55%,
1/11/28 (USD)  900,000 888
Republic of Indonesia, 4.625%,
4/15/43 (USD)  3,300,000 3,093
Republic of Indonesia, 5.25%,
1/17/42 (USD)  2,100,000 2,105
Republic of Indonesia, Series FR64,
6.125%, 5/15/28  35,324,000,000 2,196
Republic of Indonesia, Series FR96,
7.00%, 2/15/33  28,659,000,000 1,847
16,527
Total Indonesia (Cost
$23,149
)
21,023
ISRAEL 0.4%
Corporate Bonds 0.4%
Leviathan Bond, 6.125%, 6/30/25
(USD) (1) 1,375,000 1,354
Total Israel (Cost
$1,297
)
1,354
IVORY COAST 2.6%
Government Bonds 2.6%
Republic of Ivory Coast, 4.875%,
1/30/32 (EUR)  1,155,000 1,077
Republic of Ivory Coast, 6.125%,
6/15/33 (USD)  5,595,000 5,059
Republic of Ivory Coast, 6.625%,
3/22/48 (EUR)  2,210,000 1,950
Republic of Ivory Coast, 7.625%,
1/30/33 (USD) (1) 1,040,000 1,034
Total Ivory Coast (Cost
$8,833
)
9,120
JAMAICA 0.2%
Corporate Bonds 0.2%
TransJamaican Highway, 5.75%,
10/10/36 (USD) (1) 335,945 298
Par/Shares $ Value
(Cost and value in $000s)
TransJamaican Highway, 5.75%,
10/10/36 (USD)  363,184 322
Total Jamaica (Cost
$698
)
620
JORDAN 1.8%
Government Bonds 1.8%
Kingdom of Jordan, 5.85%, 7/7/30
(USD)  5,925,000 5,466
Kingdom of Jordan, 7.50%, 1/13/29
(USD) (1) 1,000,000 1,000
Total Jordan (Cost
$7,091
)
6,466
KAZAKHSTAN 0.4%
Corporate Bonds 0.4%
KazMunayGas National, 3.50%,
4/14/33 (USD)  1,200,000 1,001
KazMunayGas National, 5.75%,
4/19/47 (USD)  335,000 292
Total Kazakhstan (Cost
$1,546
)
1,293
KENYA 1.3%
Government Bonds 1.3%
Republic of Kenya, 7.25%, 2/28/28
(USD)  3,404,000 3,258
Republic of Kenya, 9.75%, 2/16/31
(USD) (1) 1,235,000 1,268
Total Kenya (Cost
$4,267
)
4,526
KUWAIT 0.3%
Corporate Bonds 0.3%
MEGlobal Canada, 5.875%, 5/18/30
(USD) (1) 245,000 247
MEGlobal Canada, 5.875%, 5/18/30
(USD)  800,000 809
Total Kuwait (Cost
$1,134
)
1,056
MALAYSIA 0.8%
Government Bonds 0.8%
Government of Malaysia, Series
0318, 4.642%, 11/7/33  6,063,000 1,361
Government of Malaysia, Series
0419, 3.828%, 7/5/34  6,637,000 1,398
Total Malaysia (Cost
$2,793
)
2,759
MEXICO 8.4%
Corporate Bonds 2.7%
Banco Mercantil del Norte, VR,
7.625% (USD) (2)(3) 500,000 501
Banco Mercantil del Norte, VR,
8.375% (USD) (2)(3) 575,000 590

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BBVA Bancomer, VR, 5.125%,
1/18/33 (USD) (3) 1,450,000 1,349
BBVA Bancomer, VR, 5.875%,
9/13/34 (USD) (3) 550,000 521
BBVA Bancomer, VR, 8.125%,
1/8/39 (USD) (1)(3) 540,000 560
BBVA Bancomer, VR, 8.45%,
6/29/38 (USD) (1)(3) 1,660,000 1,754
Cemex, 5.45%, 11/19/29 (USD)  700,000 690
Cemex, VR, 9.125% (USD) (2)(3) 500,000 544
Cometa Energia, 6.375%, 4/24/35
(USD) (1) 922,300 930
Infraestructura Energetica Nova,
4.75%, 1/15/51 (USD)  1,375,000 1,066
Petroleos Mexicanos, 5.95%,
1/28/31 (USD)  675,000 542
Petroleos Mexicanos, 6.84%,
1/23/30 (USD)  270,000 238
9,285
Government Bonds 5.7%
Petroleos Mexicanos, 4.50%,
1/23/26 (USD)  2,825,000 2,650
Petroleos Mexicanos, 5.50%,
6/27/44 (USD)  1,460,000 891
Petroleos Mexicanos, 5.625%,
1/23/46 (USD)  3,460,000 2,069
Petroleos Mexicanos, 6.50%,
3/13/27 (USD)  2,100,000 1,979
Petroleos Mexicanos, 8.75%, 6/2/29
(USD)  2,855,000 2,786
Petroleos Mexicanos, 10.00%,
2/7/33 (USD)  1,125,000 1,121
Petroleos Mexicanos, Series 13-2,
7.19%, 9/12/24  2,700,000 158
United Mexican States, 6.00%,
5/7/36 (USD)  1,910,000 1,918
United Mexican States, 6.35%,
2/9/35 (USD)  1,110,000 1,147
United Mexican States, Series M,
7.75%, 5/29/31  95,964,000 5,310
20,029
Total Mexico (Cost
$30,391
)
29,314
MONTENEGRO 0.7%
Government Bonds 0.7%
Republic of Montenegro, 7.25%,
3/12/31 (USD) (1) 2,300,000 2,343
Total Montenegro (Cost
$2,313
)
2,343
MOROCCO 1.6%
Government Bonds 1.6%
Kingdom of Morocco, 3.00%,
12/15/32 (USD) (1) 1,300,000 1,047
Kingdom of Morocco, 3.00%,
12/15/32 (USD)  1,270,000 1,022
Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Morocco, 4.00%,
12/15/50 (USD)  3,505,000 2,401
Kingdom of Morocco, 6.50%,
9/8/33 (USD) (1) 1,050,000 1,087
Total Morocco (Cost
$5,822
)
5,557
NIGERIA 0.7%
Government Bonds 0.7%
Republic of Nigeria, 7.875%,
2/16/32 (USD)  2,575,000 2,338
Total Nigeria (Cost
$1,881
)
2,338
OMAN 3.6%
Corporate Bonds 0.4%
OmGrid Funding, 5.196%, 5/16/27
(USD)  500,000 493
Oryx Funding, 5.80%, 2/3/31
(USD) (1) 200,000 201
Oryx Funding, 5.80%, 2/3/31 (USD)  700,000 703
1,397
Government Bonds 3.2%
Sultanate of Oman, 4.75%, 6/15/26
(USD)  475,000 467
Sultanate of Oman, 5.375%, 3/8/27
(USD)  4,445,000 4,431
Sultanate of Oman, 5.625%,
1/17/28 (USD)  1,400,000 1,408
Sultanate of Oman, 6.50%, 3/8/47
(USD)  3,060,000 3,097
Sultanate of Oman, 6.75%, 10/28/27
(USD)  1,700,000 1,771
11,174
Total Oman (Cost
$12,461
)
12,571
PAKISTAN 0.3%
Government Bonds 0.3%
Islamic Republic of Pakistan,
7.875%, 3/31/36 (USD)  1,271,000 981
Total Pakistan (Cost
$1,333
)
981
PANAMA 3.7%
Corporate Bonds 0.6%
Aeropuerto Internacional de
Tocumen, 4.00%, 8/11/41 (USD) (1) 520,000 383
Banco General, VR, 5.25% (USD) (1)
(2)(3) 905,000 773
Banco Nacional de Panama, 2.50%,
8/11/30 (USD) (1) 1,105,000 868
2,024
Government Bonds 3.1%
Republic of Panama, 2.252%,
9/29/32 (USD)  3,850,000 2,758

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Panama, 4.50%,
1/19/63 (USD)  1,750,000 1,126
Republic of Panama, 6.40%,
2/14/35 (USD)  5,600,000 5,302
Republic of Panama, 6.875%,
1/31/36 (USD)  700,000 684
Republic of Panama, 7.875%,
3/1/57 (USD)  800,000 810
Republic of Panama, 8.00%, 3/1/38
(USD)  370,000 389
11,069
Total Panama (Cost
$14,808
)
13,093
PARAGUAY 1.4%
Corporate Bonds 0.3%
Telefonica Celular del Paraguay,
5.875%, 4/15/27 (USD) (1) 1,005,000 978
978
Government Bonds 1.1%
Republic of Paraguay, 4.95%,
4/28/31 (USD) (1) 840,000 810
Republic of Paraguay, 5.40%,
3/30/50 (USD)  2,980,000 2,627
Republic of Paraguay, 5.85%,
8/21/33 (USD) (1) 290,000 291
Republic of Paraguay, 6.00%,
2/9/36 (USD) (1) 200,000 203
3,931
Total Paraguay (Cost
$5,513
)
4,909
PERU 0.9%
Corporate Bonds 0.1%
Lima Metro Line 2 Finance, 5.875%,
7/5/34 (USD)  283,892 282
282
Government Bonds 0.8%
Republic of Peru, 2.78%, 12/1/60
(USD)  1,510,000 874
Republic of Peru, 3.30%, 3/11/41
(USD)  1,400,000 1,054
Republic of Peru, 3.55%, 3/10/51
(USD)  590,000 428
Republic of Peru, 6.15%, 8/12/32  2,220,000 561
2,917
Total Peru (Cost
$4,175
)
3,199
PHILIPPINES 1.8%
Corporate Bonds 1.1%
Globe Telecom, 3.00%, 7/23/35
(USD)  1,600,000 1,254
International Container Terminal
Services, 4.75%, 6/17/30 (USD)  1,160,000 1,126
Par/Shares $ Value
(Cost and value in $000s)
Manila Water, 4.375%, 7/30/30
(USD)  1,600,000 1,504
3,884
Government Bonds 0.7%
Republic of Philippines, 2.65%,
12/10/45 (USD)  3,175,000 2,112
Republic of Philippines, 4.625%,
7/17/28 (USD)  200,000 198
2,310
Total Philippines (Cost
$7,473
)
6,194
POLAND 0.5%
Government Bonds 0.5%
Republic of Poland, 3.875%,
2/14/33 (EUR)  960,000 1,073
Republic of Poland, 5.50%, 4/4/53
(USD)  520,000 519
Total Poland (Cost
$1,535
)
1,592
QATAR 2.2%
Corporate Bonds 1.0%
QatarEnergy, 2.25%, 7/12/31
(USD) (1) 1,210,000 1,016
QatarEnergy, 2.25%, 7/12/31 (USD)  1,250,000 1,049
QatarEnergy, 3.125%, 7/12/41
(USD) (1) 1,760,000 1,317
3,382
Government Bonds 1.2%
State of Qatar, 4.40%, 4/16/50
(USD)  1,550,000 1,372
State of Qatar, 4.817%, 3/14/49
(USD)  3,200,000 3,006
4,378
Total Qatar (Cost
$10,450
)
7,760
ROMANIA 2.0%
Corporate Bonds 0.4%
Banca Transilvania, VR, 8.875%,
4/27/27 (EUR) (3) 1,200,000 1,375
1,375
Government Bonds 1.6%
Republic of Romania, 2.875%,
4/13/42 (EUR) (1) 610,000 452
Republic of Romania, 4.00%,
2/14/51 (USD) (1) 826,000 587
Republic of Romania, 4.00%,
2/14/51 (USD)  3,018,000 2,144
Republic of Romania, 5.50%,
9/18/28 (EUR)  1,610,000 1,794
Republic of Romania, 6.375%,
1/30/34 (USD) (1) 626,000 636
5,613
Total Romania (Cost
$8,289
)
6,988

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SAUDI ARABIA 2.5%
Corporate Bonds 0.5%
Gaci First Investment, 5.125%,
2/14/53 (USD)  1,883,000 1,635
1,635
Government Bonds 2.0%
Kingdom of Saudi Arabia, 3.25%,
10/26/26 (USD)  500,000 480
Kingdom of Saudi Arabia, 3.45%,
2/2/61 (USD) (1) 1,265,000 843
Kingdom of Saudi Arabia, 3.75%,
1/21/55 (USD)  500,000 362
Kingdom of Saudi Arabia, 4.50%,
4/22/60 (USD) (1) 585,000 482
Kingdom of Saudi Arabia, 4.75%,
1/16/30 (USD) (1) 1,070,000 1,063
Kingdom of Saudi Arabia, 4.875%,
7/18/33 (USD)  500,000 498
Kingdom of Saudi Arabia, 5.00%,
4/17/49 (USD)  550,000 502
Saudi Arabian Oil, 3.50%, 4/16/29
(USD)  2,000,000 1,868
Saudi Arabian Oil, 4.25%, 4/16/39
(USD)  1,250,000 1,096
7,194
Total Saudi Arabia (Cost
$9,996
)
8,829
SENEGAL 0.9%
Government Bonds 0.9%
Republic of Senegal, 6.25%,
5/23/33 (USD)  3,580,000 3,060
Total Senegal (Cost
$2,967
)
3,060
SERBIA 1.9%
Government Bonds 1.9%
Republic of Serbia, 2.125%, 12/1/30
(USD)  5,150,000 4,094
Republic of Serbia, 6.25%, 5/26/28
(USD) (1) 680,000 695
Republic of Serbia, 6.50%, 9/26/33
(USD)  1,795,000 1,835
Total Serbia (Cost
$7,082
)
6,624
SLOVENIA 0.4%
Corporate Bonds 0.4%
Nova Kreditna Banka Maribor, VR,
7.375%, 6/29/26 (3) 1,400,000 1,555
Total Slovenia (Cost
$1,552
)
1,555
Par/Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 1.7%
Corporate Bonds 0.5%
Transnet, 8.25%, 2/6/28 (USD) (1) 1,035,000 1,032
Transnet, 8.25%, 2/6/28 (USD)  735,000 733
1,765
Government Bonds 1.2%
Republic of South Africa, 5.65%,
9/27/47 (USD)  2,470,000 1,800
Republic of South Africa, 5.875%,
4/20/32 (USD)  1,115,000 1,006
Republic of South Africa, 7.30%,
4/20/52 (USD)  605,000 526
Republic of South Africa, Series
2035, 8.875%, 2/28/35  20,025,000 844
4,176
Total South Africa (Cost
$6,368
)
5,941
SOUTH KOREA 0.5%
Corporate Bonds 0.3%
Hanwha Totalenergies
Petrochemical, 5.50%, 7/18/29
(USD)  960,000 957
POSCO, 5.75%, 1/17/28 (USD) (1) 200,000 203
1,160
Government Bonds 0.2%
Export-Import Bank of Korea, 5.00%,
1/11/28 (USD)  350,000 354
Export-Import Bank of Korea,
5.125%, 1/11/33 (USD)  400,000 408
762
Total South Korea (Cost
$1,909
)
1,922
SRI LANKA 1.7%
Government Bonds 1.7%
Republic of Sri Lanka, 6.125%,
6/3/25 (USD) (4)(6) 2,505,000 1,503
Republic of Sri Lanka, 6.825%,
7/18/26 (USD) (6) 200,000 120
Republic of Sri Lanka, 6.85%,
11/3/25 (USD) (4)(6) 7,180,000 4,308
Total Sri Lanka (Cost
$6,330
)
5,931
SUPRANATIONAL 0.3%
Government Bonds 0.3%
International Bank for
Reconstruction & Development,
Zero Coupon, 3/31/27 (USD)  1,175,000 1,049
Total Supranational (Cost
$1,055
)
1,049

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SURINAME 0.9%
Government Bonds 0.9%
Republic of Suriname, 7.95%,
7/15/33, (4.95% Cash and 3.00%
PIK) (USD) (1)(7) 2,261,182 2,078
Republic of Suriname, VR, 9.00%,
12/31/50 (USD) (1) 1,573,000 1,162
Total Suriname (Cost
$2,369
)
3,240
TANZANIA 0.3%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  400,000 355
355
Corporate Bonds 0.2%
HTA Group, 7.00%, 12/18/25
(USD) (1) 810,000 809
809
Total Tanzania (Cost
$1,224
)
1,164
THAILAND 0.7%
Corporate Bonds 0.7%
Bangkok Bank, VR, 3.466%,
9/23/36 (USD) (1)(3) 880,000 743
Thaioil Treasury Center, 3.50%,
10/17/49 (USD) (1) 965,000 656
Thaioil Treasury Center, 3.50%,
10/17/49 (USD)  1,700,000 1,156
Total Thailand (Cost
$3,066
)
2,555
TÜRKIYE 2.9%
Government Bonds 2.9%
Republic of Turkiye, 4.25%, 4/14/26
(USD)  1,925,000 1,861
Republic of Turkiye, 4.875%,
4/16/43 (USD)  1,850,000 1,303
Republic of Turkiye, 6.00%, 1/14/41
(USD)  1,600,000 1,321
Republic of Turkiye, 6.50%, 9/20/33
(USD)  575,000 540
Republic of Turkiye, 7.625%,
5/15/34 (USD)  910,000 915
Republic of Turkiye, 8.60%, 9/24/27
(USD)  675,000 716
Republic of Turkiye, 9.375%,
3/14/29 (USD)  1,800,000 1,961
Republic of Turkiye, 9.375%,
1/19/33 (USD)  950,000 1,058
Republic of Turkiye, 9.875%,
1/15/28 (USD)  325,000 359
Total Türkiye (Cost
$9,810
)
10,034
Par/Shares $ Value
(Cost and value in $000s)
UKRAINE 0.3%
Government Bonds 0.3%
Government of Ukraine, 7.375%,
9/25/34 (USD) (6) 3,450,000 1,026
Total Ukraine (Cost
$949
)
1,026
UNITED ARAB EMIRATES 0.9%
Corporate Bonds 0.8%
DP World Crescent, 3.875%,
7/18/29 (USD)  900,000 845
Emirates NBD Bank, VR, 6.125%
(USD) (2)(3) 1,100,000 1,097
Ruwais Power, 6.00%, 8/31/36
(USD)  1,020,000 1,025
2,967
Government Bonds 0.1%
Emirate of Dubai, 3.90%, 9/9/50
(USD)  230,000 171
171
Total United Arab Emirates (Cost
$3,566
)
3,138
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming, Recovery
Certificates, Acquisition date:
8/23/18, Cost $— (EUR) (4)(5)(8) 488,383 3
Total United Kingdom (Cost
$–
)
3
UNITED STATES 0.4%
Corporate Bonds 0.4%
Hyundai Capital America, 5.60%,
3/30/28 (1) 605,000 611
LCPR Senior Secured Financing,
5.125%, 7/15/29 (1) 1,045,000 873
Total United States (Cost
$1,674
)
1,484
URUGUAY 0.4%
Government Bonds 0.4%
Oriental Republic of Uruguay,
5.75%, 10/28/34 (USD)  1,265,000 1,337
Total Uruguay (Cost
$1,351
)
1,337
VENEZUELA 2.1%
Government Bonds 2.1%
Petroleos de Venezuela, 5.375%,
4/12/27 (USD) (4)(6) 3,465,000 329
Petroleos de Venezuela, 6.00%,
5/16/24 (USD) (4)(6) 10,960,000 1,047

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Petroleos de Venezuela, 6.00%,
11/15/26 (USD) (4)(6) 1,725,000 165
Petroleos de Venezuela, 8.50%,
10/27/20 (USD) (4)(6) 1,222,500 988
Petroleos de Venezuela, 9.00%,
11/17/21 (USD) (4)(6) 24,590,000 2,582
Petroleos de Venezuela, 9.75%,
5/17/35 (USD) (4)(6) 985,000 113
Petroleos de Venezuela, 12.75%,
2/17/22 (USD) (4)(6) 3,430,000 434
Republic of Venezuela, 6.00%,
12/9/20 (USD) (4)(6) 3,350,000 470
Republic of Venezuela, 7.75%,
10/13/19 (USD) (4)(6) 3,600,000 511
Republic of Venezuela, 9.25%,
9/15/27 (USD) (4)(6) 1,000,000 181
Republic of Venezuela, 11.75%,
10/21/26 (USD) (4)(6) 1,500,000 278
Republic of Venezuela, 11.95%,
8/5/31 (USD) (4)(6) 800,000 141
Republic of Venezuela, 12.75%,
8/23/22 (USD) (4)(6) 550,000 96
Total Venezuela (Cost
$23,223
)
7,335
VIETNAM 0.1%
Corporate Bonds 0.1%
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD) (1) 290,521 278
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD)  249,018 238
Total Vietnam (Cost
$543
)
516
ZAMBIA 0.1%
Government Bonds 0.1%
Republic of Zambia, 5.375%,
9/20/22 (USD) (4)(6) 510,000 339
Total Zambia (Cost
$245
)
339
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve
Fund, 5.39% (9)(10) 6,110,605 6,111
Total Short-Term Investments
(Cost $6,111) 6,111
Total Investments in
Securities 97.8%
(Cost $376,088) $ 343,356
Other Assets Less Liabilities 2.2% 7,807
Net Assets 100.0% $ 351,163

T. ROWE PRICE Institutional Emerging Markets Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $71,128 and represents
20.3% of net assets.
(2) Perpetual security with no stated maturity date.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(4) Non-income producing
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $477 and represents 0.1% of net assets.
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Level 3 in fair value hierarchy.
(9) Seven-day yield
(10) Affiliated Companies
BRL Brazilian Real
CNH Offshore China Renminbi
COP Colombian Peso
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian New Sol
PIK Payment-in-kind
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Institutional Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/5/24 USD 1,712 IDR 27,167,518 $ —
Bank of America 4/12/24 USD 2,287 MXN 39,165 (63)
Bank of America 6/7/24 USD 2,761 MYR 13,168 (7)
Barclays Bank 4/5/24 USD 1,714 KRW 2,309,489 (1)
Barclays Bank 6/14/24 USD 5,908 CNH 42,262 68
Barclays Bank 7/5/24 KRW 2,309,489 USD 1,722 (2)
BNP Paribas 4/5/24 USD 1,722 KRW 2,289,369 22
BNP Paribas 5/24/24 EUR 412 USD 448 (2)
BNP Paribas 6/4/24 BRL 2,975 USD 599 (9)
BNP Paribas 7/12/24 USD 884 ZAR 16,694 10
Citibank 4/5/24 USD 243 INR 20,298 —
Citibank 5/24/24 EUR 254 USD 277 (3)
Deutsche Bank 4/5/24 IDR 65,998,491 USD 4,174 (14)
Deutsche Bank 4/5/24 USD 1,847 IDR 28,768,312 33
Deutsche Bank 4/5/24 USD 617 INR 51,452 —
Deutsche Bank 7/5/24 USD 4,163 IDR 65,998,491 16
Goldman Sachs 4/3/24 TWD 53,677 USD 1,686 (9)
Goldman Sachs 4/5/24 USD 2,350 IDR 36,516,621 48
Goldman Sachs 5/24/24 EUR 286 USD 310 (1)
Goldman Sachs 6/4/24 USD 3,194 BRL 16,097 5
Goldman Sachs 7/5/24 USD 1,696 TWD 53,677 10
HSBC Bank 4/3/24 USD 1,729 TWD 53,677 51
HSBC Bank 4/5/24 IDR 26,453,960 USD 1,695 (27)
HSBC Bank 4/5/24 INR 69,226 USD 831 (1)
HSBC Bank 4/5/24 KRW 4,598,858 USD 3,458 (43)
JPMorgan Chase 5/24/24 EUR 130 USD 142 (1)
Morgan Stanley 4/5/24 USD 559 PEN 2,074 1
Morgan Stanley 4/12/24 USD 1,146 MXN 19,730 (38)
Morgan Stanley 5/24/24 EUR 1,286 USD 1,408 (18)
Morgan Stanley 6/7/24 USD 875 COP 3,499,064 (20)
RBC Dominion Securities 4/12/24 USD 858 MXN 14,724 (25)
State Street 5/24/24 USD 17,957 EUR 16,604 4
UBS Investment Bank 4/12/24 USD 1,046 MXN 18,082 (39)
UBS Investment Bank 6/7/24 USD 288 COP 1,150,855 (6)
Wells Fargo 4/5/24 PEN 1,037 USD 278 1
Wells Fargo 4/5/24 PEN 1,037 USD 280 (1)
Wells Fargo 6/7/24 USD 289 COP 1,162,480 (9)
Wells Fargo 7/5/24 USD 280 PEN 1,037 2
Wells Fargo 7/5/24 USD 278 PEN 1,037 (1)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (69)

T. ROWE PRICE Institutional Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 51 Euro BUND contracts 6/24 (7,339) $ (62)
Short, 32 U.S. Treasury Notes ten year contracts 6/24 (3,545) (10)
Long, 132 Ultra U.S. Treasury Bonds contracts 6/24 17,028 201
Net payments (receipts) of variation margin to date (62)
Variation margin receivable (payable) on open futures contracts $ 67

T. ROWE PRICE Institutional Emerging Markets Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ —# $ — $ 54+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government Reserve Fund, 5.39% $ 8,469  ¤  ¤ $ 6,111^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $54 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,111.

T. ROWE PRICE Institutional Emerging Markets Bond Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Emerging Markets Bond Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and

T. ROWE PRICE Institutional Emerging Markets Bond Fund

the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E163-054Q1 03/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 336,768 $ — $ 336,768
Common Stocks — — 3 3
Private Investment Company
2
— — — 474
Short-Term Investments 6,111 — — 6,111
Total Securities 6,111 336,768 3 343,356
Forward Currency Exchange Contracts — 271 — 271
Futures Contracts* 201 — — 201
Total $ 6,312 $ 337,039 $ 3 $ 343,828
Liabilities
Forward Currency Exchange Contracts $ — $ 340 $ — $ 340
Futures Contracts* 72 — — 72
Total $ 72 $ 340 $ — $ 412
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent)
practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.